24. Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity Tables Abstract
Subscribed and paid-in capital
	December 31, 2018		December 31, 2017
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50,26%	343,524,285	50,26%
Companhia Brasileira de Liquidação e Custódia (**)	212,612,143	31,10%	201,026,895	29,41%
The Bank of New York ADR Department (equivalent in shares) (*) (**)	125,278,967	18,33%	136,790,413	20,01%
Other	2,094,474	0,31%	2,168,276	0,32%

	683,509,869	100,00%	683,509,869	100,00%

(*)	each ADR corresponds to 1 share.

(**) custodians

Distribution of earnings
	2018	2017	2016
Profit for the year	2,835,068	2,519,310	2,947,098
(-) Legal reserve - 5%	141,755	125,965	147,355

	2,693,313	2,393,345	2,799,743

Minimum mandatory dividend – 25% (R$0.9851, R$0.87539 and R$1.0240 as of December 31, 2018, 2017 and 2016 per share and per ADS)	673,328	598,336	699,936

Allocation of profit
		2018	2017	2016
Profit
(+)	Profit for the year	2,835,068	2,519,310	2,947,098
(-)	Legal reserve – 5%	141,755	125,965	147,355
(-)	Minimum mandatory dividends	673,328	598,336	699,936
(-)	Additional proposed dividends	118,859	105,543	123,557
Investment reserve recorded		1,901,126	1,689,466	1.976.250

Other comprehensive loss
	G1	G0	Total

Balance as of December 31, 2017	70,927	(609,028)	(538,101)
Actuarial gains/(losses) for the year (Note 21 (b))	(211)	(10,783)	(10,994)
Balance as of December 31, 2018	70,716	(619,811)	(549,095)